Related Parties and Others - Compensation Costs of Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term benefits	₩ 2,291	₩ 2,305	₩ 3,747
Expenses related to the defined benefit plan	355	417	366
Key management personnel compensation	₩ 2,646	₩ 2,722	₩ 4,113